Debt (Details) ¥ in Millions										12 Months Ended
	Jun. 26, 2025 USD ($)	Apr. 23, 2025 USD ($)	Mar. 26, 2025 USD ($)	Mar. 19, 2025 USD ($)	Mar. 18, 2025 USD ($)	Feb. 27, 2025 USD ($)	Feb. 11, 2025 USD ($)	Dec. 18, 2024 USD ($)	Nov. 22, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 26, 2025 CNY (¥)	Apr. 23, 2025 CNY (¥)	Mar. 26, 2025 CNY (¥)	Mar. 19, 2025 CNY (¥)	Mar. 18, 2025 CNY (¥)	Feb. 27, 2025 CNY (¥)	Feb. 11, 2025 CNY (¥)	Dec. 18, 2024 CNY (¥)	Nov. 22, 2024 CNY (¥)
Debt [Line Items]
Short term loan		$ 1,500,000												¥ 11.0		¥ 7.0				¥ 14.6
Deposits										$ 109,617
Related parties incurred loan origination fee to be paid										50,846	$ 36,291
Deferred financing cost										81,404	160,681
Interest expense										$ 343,750	$ 640,222	$ 530,568
Shanghai Pudong Development Bank [Member]
Debt [Line Items]
Short term loan		$ 1,500,000	$ 1,500,000											¥ 11.0	¥ 11.0
Loan maturity date		October 20, 2025	September 22, 2025
Effective interest rate		3.10%	3.10%											3.10%	3.10%
Agricultural Bank of China [Member]
Debt [Line Items]
Short term loan				$ 1,000,000												¥ 7.0
Loan maturity date				September 12, 2025
Effective interest rate				2.90%												2.90%
HSBC Bank (China) Co., Ltd. [Member]
Debt [Line Items]
Short term loan	$ 1,400,000							$ 2,100,000	$ 1,000,000				¥ 10.0							¥ 14.8	¥ 7.3
Loan maturity date	September 25, 2025							March 17, 2025	February 20, 2025
Effective interest rate	3.10%							3.10%	3.10%				3.10%							3.10%	3.10%
Deposits	$ 1,600,000							$ 2,300,000	$ 1,200,000
HSBC Bank (China) Co., Ltd. [Member] | Loan [Member]
Debt [Line Items]
Deposits								$ 20,000.00												¥ 0.2
Huaxia Bank [Member]
Debt [Line Items]
Short term loan						$ 1,400,000												¥ 10.0
Loan maturity date					September 15, 2025	February 26, 2026	August 11, 2025
Effective interest rate						3.60%												3.60%
Line of credit from Huaxia Bank					$ 2,800,000		$ 1,500,000										¥ 20.0		¥ 11.0